                             METLIFE ACCESS ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for MetLife Access Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
     American Funds Global Growth Fund
     American Funds Growth Fund
     American Funds Growth-Income Fund
FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Dynamic Capital Appreciation Portfolio
     Mid Cap Portfolio
FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST -- CLASS 2
     Templeton Developing Markets VIP Fund
     Templeton Foreign VIP Fund
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
     ClearBridge Variable Small Cap Growth Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     Invesco Mid Cap Value Portfolio -- Class B

     Met/Wellington Large Cap Research Portfolio -- Class E
     MetLife Small Cap Value Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Inflation Protected Bond Portfolio -- Class A
     PIMCO Total Return Portfolio -- Class B
     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Met/Wellington Balanced Portfolio -- Class A
     Met/Wellington Core Equity Opportunities Portfolio -- Class A
     MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class A
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
  Western Asset Management Strategic Bond Opportunities Portfolio -- Class A
     Western Asset Management U.S. Government Portfolio -- Class A
TRUST FOR ADVISED PORTFOLIOS

     1919 Variable Socially Responsive Balanced Fund

Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality & Expense Risk Charge..............   1.25%(2)
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 1.40%

------------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: 0.11% for the Subaccount investing in the BlackRock High Yield Portfolio; 0.15% for the Subaccount investing in the Western Asset Management U.S. Government Portfolio. We will also waive an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentages for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 0.87% for the Subaccount investing in the T. Rowe Price Large Cap Value Portfolio -- Class B; 1.12% for the Subaccount investing in the Invesco Mid Cap Value Portfolio -- Class B; 0.65% for the Subaccount investing in the PIMCO Inflation Protected Bond Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 1.10% for the Subaccount investing in the MetLife Small Cap Value Portfolio -- Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.84% for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; and 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.36%       1.59%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                               DISTRIBUTION
                                                                  AND/OR
                                                  MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                       FEE      (12B-1) FEES   EXPENSES
------------------------------------------------ ------------ -------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............    0.52%     0.25%            0.03%
 American Funds Growth Fund.....................    0.33%     0.25%            0.02%
 American Funds Growth-Income Fund..............    0.27%     0.25%            0.02%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................    0.55%     0.25%            0.08%
 Dynamic Capital Appreciation Portfolio.........    0.55%     0.25%            0.15%
 Mid Cap Portfolio..............................    0.55%     0.25%            0.08%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund..........    1.25%     0.25%            0.08%
 Templeton Foreign VIP Fund.....................    0.75%     0.25%            0.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.....................................    0.69%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................    0.65%       --             0.06%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................    0.75%       --             0.07%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A......    0.60%       --             0.07%
 Clarion Global Real Estate Portfolio --
  Class A.......................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.......................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B..........    0.56%     0.25%            0.02%
 Invesco Mid Cap Value Portfolio -- Class B.....    0.64%     0.25%            0.04%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++........................    0.88%       --             0.14%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................    0.56%     0.15%            0.03%
 MetLife Small Cap Value Portfolio --
  Class B.......................................    0.75%     0.25%            0.02%
 MFS(R) Research International Portfolio --
  Class B+......................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................    0.65%     0.25%            0.03%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................    0.66%     0.25%            0.05%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................    0.47%       --             0.15%
 PIMCO Total Return Portfolio -- Class B........    0.48%     0.25%            0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................    0.57%     0.25%            0.02%



                                                                   TOTAL       FEE WAIVER    NET TOTAL
                                                    ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                    FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                   AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
------------------------------------------------ -------------- ----------- --------------- ----------
AMERICAN FUNDS INSURANCE SERIES(R) -- CLASS 2
 American Funds Global Growth Fund..............   --             0.80%       --            0.80%
 American Funds Growth Fund.....................   --             0.60%       --            0.60%
 American Funds Growth-Income Fund..............   --             0.54%       --            0.54%
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio........................   --             0.88%       --            0.88%
 Dynamic Capital Appreciation Portfolio.........   --             0.95%       --            0.95%
 Mid Cap Portfolio..............................   --             0.88%       --            0.88%
FRANKLIN TEMPLETON VARIABLE INSURANCE
 PRODUCTS TRUST -- CLASS 2
 Templeton Developing Markets VIP Fund.......... 0.01%            1.59%     0.01%           1.58%
 Templeton Foreign VIP Fund.....................   --             1.03%       --            1.03%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.....................................   --             0.80%     0.00%           0.80%
 ClearBridge Variable Appreciation
  Portfolio.....................................   --             0.74%     0.00%           0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.....................................   --             0.84%     0.04%           0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.....................................   --             0.71%     0.00%           0.71%
 ClearBridge Variable Small Cap Growth
  Portfolio.....................................   --             0.82%     0.00%           0.82%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A...... 0.06%            0.73%       --            0.73%
 Clarion Global Real Estate Portfolio --
  Class A.......................................   --             0.64%       --            0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.......................................   --             0.57%     0.00%           0.57%
 Harris Oakmark International Portfolio --
  Class A.......................................   --             0.83%     0.02%           0.81%
 Invesco Comstock Portfolio -- Class B..........   --             0.83%     0.02%           0.81%
 Invesco Mid Cap Value Portfolio -- Class B..... 0.08%            1.01%     0.02%           0.99%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++........................   --             1.02%     0.05%           0.97%
 Met/Wellington Large Cap Research
  Portfolio -- Class E..........................   --             0.74%     0.04%           0.70%
 MetLife Small Cap Value Portfolio --
  Class B....................................... 0.07%            1.09%     0.00%           1.09%
 MFS(R) Research International Portfolio --
  Class B+......................................   --             1.01%     0.06%           0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++........................   --             0.93%     0.01%           0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.......................................   --             0.96%     0.08%           0.88%
 PIMCO Inflation Protected Bond
  Portfolio -- Class A..........................   --             0.62%     0.01%           0.61%
 PIMCO Total Return Portfolio -- Class B........   --             0.77%     0.04%           0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.......................................   --             0.84%       --            0.84%

                                                                DISTRIBUTION
                                                                   AND/OR
                                                   MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                        FEE      (12B-1) FEES   EXPENSES
------------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................    0.32%       --             0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................    0.69%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................    0.34%       --             0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................    0.71%     0.10%            0.03%
 Met/Wellington Balanced Portfolio --
  Class A........................................    0.46%       --             0.08%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................    0.70%       --             0.02%
 MetLife Stock Index Portfolio -- Class B........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class A...............    0.70%       --             0.02%
 Neuberger Berman Genesis Portfolio --
  Class A........................................    0.81%       --             0.03%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............    0.59%       --             0.04%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........    0.47%       --             0.02%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................    0.65%       --           0.58%



                                                                    TOTAL       FEE WAIVER    NET TOTAL
                                                     ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                     FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                    AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
------------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Value Portfolio --
  Class E++......................................      --          0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A........................................      --          0.36%     0.00%             0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A...........................      --          0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A...........................      --          0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D........................................      --          0.84%     0.02%             0.82%
 Met/Wellington Balanced Portfolio --
  Class A........................................      --          0.54%     0.00%             0.54%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A...........................      --          0.72%     0.12%             0.60%
 MetLife Stock Index Portfolio -- Class B........      --          0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F........      --          0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class A...............      --          0.72%     0.14%             0.58%
 Neuberger Berman Genesis Portfolio --
  Class A........................................      --          0.84%     0.01%             0.83%
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B...........................      --          0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B...........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A.............      --          0.63%     0.04%             0.59%
 Western Asset Management
  U.S. Government Portfolio -- Class A...........      --          0.49%     0.01%             0.48%
TRUST FOR ADVISED PORTFOLIOS
 1919 Variable Socially Responsive
  Balanced Fund..................................      --          1.23%     0.34%             0.89%

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 804-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


            UNDERLYING FUND                       INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
--------------------------------------- --------------------------------------- -------------------------------------
AMERICAN FUNDS INSURANCE SERIES(R) --
 CLASS 2
American Funds Global Growth Fund       Seeks long-term growth of capital.      Capital Research and Management
                                                                                Company
American Funds Growth Fund              Seeks growth of capital.                Capital Research and Management
                                                                                Company
American Funds Growth-Income            Seeks long-term growth of capital and   Capital Research and Management
 Fund                                   income.                                 Company
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio                 Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
Dynamic Capital Appreciation            Seeks capital appreciation.             Fidelity Management & Research
 Portfolio                                                                      Company
                                                                                Subadviser: FMR Co., Inc.
Mid Cap Portfolio                       Seeks long-term growth of capital.      Fidelity Management & Research
                                                                                Company
                                                                                Subadviser: FMR Co., Inc.
FRANKLIN TEMPLETON VARIABLE
 INSURANCE PRODUCTS TRUST -- CLASS 2
Templeton Developing Markets VIP        Seeks long-term capital appreciation.   Templeton Asset Management Ltd.
 Fund
Templeton Foreign VIP Fund              Seeks long-term capital growth.         Templeton Investment Counsel, LLC
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive         Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Appreciation       Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                      LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value    Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Portfolio                              Current income is a secondary           LLC
                                        objective.                              Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Small Cap          Seeks long-term growth of capital.      Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC

            UNDERLYING FUND                       INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ----------------------------------------- --------------------------------------
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,           MetLife Advisers, LLC
 Class A                               consistent with income generation         Subadviser: BlackRock Financial
                                       and prudent investment management.        Management, Inc.
Clarion Global Real Estate             Seeks total return through investment     MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing    Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current     LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: ClearBridge Investments,
                                                                                 LLC
Harris Oakmark International           Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class A                                                            Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.          MetLife Advisers, LLC
 Class B                                                                         Subadviser: Invesco Advisers, Inc.
Invesco Mid Cap Value Portfolio --     Seeks high total return by investing in   MetLife Advisers, LLC
 Class B                               equity securities of mid-sized            Subadviser: Invesco Advisers, Inc.
                                       companies.
Met/Aberdeen Emerging Markets          Seeks capital appreciation.               MetLife Advisers, LLC
 Equity Portfolio -- Class A++                                                   Subadviser: Aberdeen Asset Managers
                                                                                 Limited
Met/Wellington Large Cap Research      Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Portfolio -- Class E                                                            Subadviser: Wellington Management
                                                                                 Company LLP
MetLife Small Cap Value Portfolio --   Seeks long-term capital appreciation.     MetLife Advisers, LLC
 Class B                                                                         Subadvisers: Delaware Investments
                                                                                 Fund Advisers; Wells Capital
                                                                                 Management Incorporated
MFS(R) Research International          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B+                                                           Subadviser: Massachusetts Financial
                                                                                 Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B++                                                          Subadviser: Morgan Stanley
                                                                                 Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.               MetLife Advisers, LLC
 Portfolio -- Class B                                                            Subadviser: OppenheimerFunds, Inc.
PIMCO Inflation Protected Bond         Seeks maximum real return,                MetLife Advisers, LLC
 Portfolio -- Class A                  consistent with preservation of capital   Subadviser: Pacific Investment
                                       and prudent investment management.        Management Company LLC
PIMCO Total Return Portfolio --        Seeks maximum total return,               MetLife Advisers, LLC
 Class B                               consistent with the preservation of       Subadviser: Pacific Investment
                                       capital and prudent investment            Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income        Inc.
                                       is a secondary objective.

              UNDERLYING FUND                         INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ----------------------------------------- --------------------------------------
T. Rowe Price Large Cap Value              Seeks long-term capital appreciation      MetLife Advisers, LLC
 Portfolio -- Class E++                    by investing in common stocks             Subadviser: T. Rowe Price Associates,
                                           believed to be undervalued. Income        Inc.
                                           is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --         Seeks a competitive total return          MetLife Advisers, LLC
 Class A                                   primarily from investing in               Subadviser: BlackRock Advisors, LLC
                                           fixed-income securities.
BlackRock Capital Appreciation             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class A                                                                Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income      MetLife Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of           Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.       MetLife Advisers, LLC
 Class D                                                                             Subadviser: Frontier Capital
                                                                                     Management Company, LLC
Met/Wellington Balanced Portfolio --       Seeks long-term capital appreciation      MetLife Advisers, LLC
 Class A                                   with some current income.                 Subadviser: Wellington Management
                                                                                     Company LLP
Met/Wellington Core Equity                 Seeks to provide a growing stream of      MetLife Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,        Subadviser: Wellington Management
                                           long-term capital appreciation and        Company LLP
                                           current income.
MetLife Stock Index Portfolio --           Seeks to track the performance of the     MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite        Subadviser: MetLife Investment
                                           Stock Price Index.                        Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through    MetLife Advisers, LLC
                                           investment in a diversified portfolio.    Subadviser: Massachusetts Financial
                                                                                     Services Company
MFS(R) Value Portfolio -- Class A          Seeks capital appreciation.               MetLife Advisers, LLC
                                                                                     Subadviser: Massachusetts Financial
                                                                                     Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting       MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.      Subadviser: Neuberger Berman
                                                                                     Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.        MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.           MetLife Advisers, LLC
 Portfolio -- Class B                                                                Subadviser: T. Rowe Price Associates,
                                                                                     Inc.
Western Asset Management Strategic         Seeks to maximize total return            MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of           Subadviser: Western Asset
 Class A                                   capital.                                  Management Company
Western Asset Management                   Seeks to maximize total return            MetLife Advisers, LLC
 U.S. Government Portfolio --              consistent with preservation of capital   Subadviser: Western Asset
 Class A                                   and maintenance of liquidity.             Management Company

          UNDERLYING FUND                    INVESTMENT OBJECTIVE          INVESTMENT ADVISER/SUBADVISER
----------------------------------- ------------------------------------- ------------------------------
TRUST FOR ADVISED PORTFOLIOS
1919 Variable Socially Responsive   Seeks capital appreciation and        1919 Investment Counsel, LLC
 Balanced Fund                      retention of net investment income.

+     Not available under all Contracts. Availability depends on Contract issue date.

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


Certain Variable Funding Options have been subject to a name change or reorganization. Please see "Appendix A -- Additional Information Regarding Underlying Funds" for more information.



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).



                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.

FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGE
The following former Underlying Fund was renamed.


                FORMER NAME                                       NEW NAME
------------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST                  MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio   Met/Aberdeen Emerging Markets Equity Portfolio
 WMC Large Cap Research Portfolio           Met/Wellington Large Cap Research Portfolio
METROPOLITAN SERIES FUND                    METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio           BlackROck Ultra-Short Term Bond Portfolio
 WMC Balanced Portfolio                     Met/Wellington Balanced Portfolio
 WMC Core Equity Opportunities Portfolio    Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGERS
The following former Underlying Funds were merged with and into the new Underlying Funds.


      FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
--------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST              METROPOLITAN SERIES FUND
 Lord Abbett Bond Debenture Portfolio   Western Asset Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Strategic Income Portfolio     Western Asset Management Strategic Bond
                                        Opportunities Portfolio
 Pioneer Fund Portfolio                 Met/Wellington Core Equity Opportunities Portfolio

                         METLIFE ACCESS SELECT ANNUITY
                                   ISSUED BY

                         METLIFE INSURANCE COMPANY USA
          METLIFE OF CT SEPARATE ACCOUNT ELEVEN FOR VARIABLE ANNUITIES
                          SUPPLEMENT DATED MAY 1, 2016
                     TO THE PROSPECTUS DATED APRIL 28, 2008

This supplement updates certain information contained in your last prospectus dated April 28, 2008 for MetLife Access Select Annuity (the "Contract") issued by MetLife Insurance Company of Connecticut ("We", "Us", or "the Company"). We no longer offer the Contract to new purchasers. We do continue to accept purchase payments from Contract Owners. You should read and retain this supplement with your Contract.

You can choose to have your premium ("Purchase Payments") accumulate on a variable and/or, subject to availability, fixed basis in one or more of our funding options. Your Contract Value before the Maturity Date and the amount of monthly income afterwards will vary daily to reflect the investment experience of the Variable Funding Options you select. You bear the investment risk of investing in the Variable Funding Options. The Variable Funding Options available under all Contracts are:

FIDELITY(R) VARIABLE INSURANCE PRODUCTS -- SERVICE CLASS 2
     Contrafund(R) Portfolio
     Mid Cap Portfolio
LEGG MASON PARTNERS VARIABLE EQUITY TRUST -- CLASS I
     ClearBridge Variable Aggressive Growth Portfolio
     ClearBridge Variable Appreciation Portfolio
     ClearBridge Variable Large Cap Growth Portfolio
     ClearBridge Variable Large Cap Value Portfolio
MET INVESTORS SERIES TRUST
     BlackRock High Yield Portfolio -- Class A
     Clarion Global Real Estate Portfolio -- Class A
     ClearBridge Aggressive Growth Portfolio -- Class A
     Harris Oakmark International Portfolio -- Class A
     Invesco Comstock Portfolio -- Class B
     MFS(R) Research International Portfolio -- Class B
     Oppenheimer Global Equity Portfolio -- Class B
     PIMCO Total Return Portfolio -- Class B

     T. Rowe Price Large Cap Value Portfolio -- Class B
METROPOLITAN SERIES FUND
     BlackRock Bond Income Portfolio -- Class A
     BlackRock Capital Appreciation Portfolio -- Class A
     BlackRock Ultra-Short Term Bond Portfolio -- Class A
     Frontier Mid Cap Growth Portfolio -- Class D
     Jennison Growth Portfolio -- Class B
     Met/Wellington Core Equity Opportunities Portfolio -- Class A MetLife Stock Index Portfolio -- Class B
     MFS(R) Total Return Portfolio -- Class F
     MFS(R) Value Portfolio -- Class D
     Neuberger Berman Genesis Portfolio -- Class A
     T. Rowe Price Large Cap Growth Portfolio -- Class B
     T. Rowe Price Small Cap Growth Portfolio -- Class B
     Western Asset Management Strategic Bond Opportunities Portfolio --

     Class B

The Financial Industry Regulatory Authority (FINRA) provides background information about broker-dealers and their registered representatives through FINRA BrokerCheck. You may contact the FINRA BrokerCheck Hotline at 1-800-289-9999, or log on to www.finra.org. An investor brochure that includes information describing FINRA BrokerCheck is available through the Hotline or on-line.

                                   FEE TABLE
--------------------------------------------------------------------------------
The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the Contract. The first table describes the fees and expenses that you will pay at the time that you buy the Contract, surrender the Contract, or transfer Contract Value between Variable Funding Options. Expenses shown do not include premium taxes of up to 3.5% (see
"Charges and Deductions -- Premium Tax") or other taxes, which may be applicable.

The next table describes the fees and expenses that you will pay periodically during the time that you own the Contract, not including Underlying Fund fees and expenses.


CONTRACT ADMINISTRATIVE CHARGE


ANNUAL CONTRACT ADMINISTRATIVE CHARGE........ $30(1)

ANNUAL SEPARATE ACCOUNT CHARGES
(as a percentage of the average daily net assets of the Separate Account)


Mortality & Expense Risk Charge..............   1.25%(2)
Administrative Expense Charge................ 0.15%
Total Annual Separate Account Charges........ 1.40%

------------
(1) We do not assess this charge if Contract Value is $40,000 or more on the fourth Friday of each August.

(2)   We will waive the following amounts of the Mortality & Expense Risk
      Charge: an amount, if any, equal to the Underlying Fund expenses that are in excess of the indicated percentage for the Subaccounts investing in each of the following Portfolios: 0.90% for the Subaccount investing in the Harris Oakmark International Portfolio -- Class A; 0.91% for the Subaccount investing in the Pioneer Fund Portfolio -- Class A; 1.18% for the Subaccount investing in the MFS(R) Research International Portfolio -- Class B; 0.84% for the Subaccount investing in the T. Rowe Price Small Cap Growth Portfolio -- Class B; 0.87% for the Subaccount investing in the Oppenheimer Global Equity Portfolio -- Class B; 1.50% for the Subaccount investing in the Morgan Stanley Mid Cap Growth Portfolio -- Class B; 0.84%.for the Subaccount investing in the Invesco Comstock Portfolio -- Class B; 1.22% for the Subaccount investing in the T. Rowe Price Large Cap Growth Portfolio -- Class B; and 0.88% for the Subaccount investing in the Western Asset Management Strategic Bond Opportunities Portfolio -- Class B.


UNDERLYING FUND EXPENSES AS OF DECEMBER 31, 2015 (UNLESS OTHERWISE INDICATED):

The first table below shows the range (minimum and maximum) of the total annual operating expenses charged by all of the Underlying Funds, before any fee waivers or expense reimbursements. Certain Underlying Funds may impose a redemption fee in the future. The second table shows each Underlying Fund's management fee, distribution and/or service (12b-1) fees if applicable, and other expenses. More detail concerning each Underlying Fund's fees and expenses is contained in the prospectus for each Underlying Fund. Current prospectuses for the Underlying Funds can be obtained by calling 804-842-9325.


MINIMUM AND MAXIMUM TOTAL ANNUAL UNDERLYING FUND OPERATING EXPENSES


                                                                                        MINIMUM     MAXIMUM
                                                                                       ---------   --------
TOTAL ANNUAL FUND OPERATING EXPENSES
(expenses that are deducted from Underlying Fund assets, including management fees,
 distribution and/or service (12b-1) fees, and other expenses)                          0.36%       1.02%

UNDERLYING FUND FEES AND EXPENSES
(as a percentage of average daily net assets)

The following table is a summary. For more complete information on Underlying Fund fees and expenses, please refer to the prospectus for each Underlying Fund.


                                                                 DISTRIBUTION
                                                                    AND/OR
                                                    MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                         FEE      (12B-1) FEES   EXPENSES
-------------------------------------------------- ------------ -------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................    0.55%     0.25%            0.08%
 Mid Cap Portfolio................................    0.55%     0.25%            0.08%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................    0.75%       --             0.05%
 ClearBridge Variable Appreciation
  Portfolio.......................................    0.69%       --             0.05%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................    0.75%       --             0.09%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................    0.65%       --             0.06%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........    0.60%       --             0.07%
 Clarion Global Real Estate Portfolio --
  Class A.........................................    0.60%       --             0.04%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................    0.55%       --             0.02%
 Harris Oakmark International Portfolio --
  Class A.........................................    0.77%       --             0.06%
 Invesco Comstock Portfolio -- Class B............    0.56%     0.25%            0.02%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++..........................    0.88%       --             0.14%
 MFS(R) Research International Portfolio --
  Class B.........................................    0.69%     0.25%            0.07%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................    0.65%     0.25%            0.03%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................    0.66%     0.25%            0.05%
 PIMCO Total Return Portfolio -- Class B..........    0.48%     0.25%            0.04%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................    0.57%     0.25%            0.02%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................    0.57%     0.15%            0.02%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................    0.32%       --             0.04%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................    0.69%       --             0.02%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................    0.34%       --             0.03%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................    0.71%     0.10%            0.03%
 Jennison Growth Portfolio -- Class B.............    0.60%     0.25%            0.02%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A............................    0.70%       --             0.02%
 MetLife Stock Index Portfolio -- Class B.........    0.25%     0.25%            0.02%
 MFS(R) Total Return Portfolio -- Class F.........    0.55%     0.20%            0.05%
 MFS(R) Value Portfolio -- Class D................    0.70%     0.10%            0.02%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................    0.81%       --           0.03%



                                                                     TOTAL       FEE WAIVER    NET TOTAL
                                                      ACQUIRED       ANNUAL        AND/OR       ANNUAL
                                                      FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                     AND EXPENSES    EXPENSES   REIMBURSEMENT   EXPENSES
-------------------------------------------------- -------------- ----------- --------------- ----------
FIDELITY(R) VARIABLE INSURANCE PRODUCTS --
 SERVICE CLASS 2
 Contrafund(R) Portfolio..........................   --             0.88%       --              0.88%
 Mid Cap Portfolio................................   --             0.88%       --              0.88%
LEGG MASON PARTNERS VARIABLE EQUITY TRUST --
 CLASS I
 ClearBridge Variable Aggressive Growth
  Portfolio.......................................   --             0.80%     0.00%             0.80%
 ClearBridge Variable Appreciation
  Portfolio.......................................   --             0.74%     0.00%             0.74%
 ClearBridge Variable Large Cap Growth
  Portfolio.......................................   --             0.84%     0.04%             0.80%
 ClearBridge Variable Large Cap Value
  Portfolio.......................................   --             0.71%     0.00%             0.71%
MET INVESTORS SERIES TRUST
 BlackRock High Yield Portfolio -- Class A........ 0.06%            0.73%       --              0.73%
 Clarion Global Real Estate Portfolio --
  Class A.........................................   --             0.64%       --              0.64%
 ClearBridge Aggressive Growth Portfolio --
  Class A.........................................   --             0.57%     0.00%             0.57%
 Harris Oakmark International Portfolio --
  Class A.........................................   --             0.83%     0.02%             0.81%
 Invesco Comstock Portfolio -- Class B............   --             0.83%     0.02%             0.81%
 Met/Aberdeen Emerging Markets Equity
  Portfolio -- Class A++..........................   --             1.02%     0.05%             0.97%
 MFS(R) Research International Portfolio --
  Class B.........................................   --             1.01%     0.06%             0.95%
 Morgan Stanley Mid Cap Growth
  Portfolio -- Class B++..........................   --             0.93%     0.01%             0.92%
 Oppenheimer Global Equity Portfolio --
  Class B.........................................   --             0.96%     0.08%             0.88%
 PIMCO Total Return Portfolio -- Class B..........   --             0.77%     0.04%             0.73%
 T. Rowe Price Large Cap Value Portfolio --
  Class B.........................................   --             0.84%       --              0.84%
 T. Rowe Price Large Cap Value Portfolio --
  Class E++.......................................   --             0.74%       --              0.74%
METROPOLITAN SERIES FUND
 BlackRock Bond Income Portfolio --
  Class A.........................................   --             0.36%     0.00%             0.36%
 BlackRock Capital Appreciation
  Portfolio -- Class A............................   --             0.71%     0.05%             0.66%
 BlackRock Ultra-Short Term Bond
  Portfolio -- Class A............................   --             0.37%     0.02%             0.35%
 Frontier Mid Cap Growth Portfolio --
  Class D.........................................   --             0.84%     0.02%             0.82%
 Jennison Growth Portfolio -- Class B.............   --             0.87%     0.08%             0.79%
 Met/Wellington Core Equity Opportunities
  Portfolio -- Class A............................   --             0.72%     0.12%             0.60%
 MetLife Stock Index Portfolio -- Class B.........   --             0.52%     0.01%             0.51%
 MFS(R) Total Return Portfolio -- Class F.........   --             0.80%       --              0.80%
 MFS(R) Value Portfolio -- Class D................   --             0.82%     0.14%             0.68%
 Neuberger Berman Genesis Portfolio --
  Class A.........................................   --             0.84%     0.01%             0.83%

                                                             DISTRIBUTION
                                                                AND/OR
                                                MANAGEMENT      SERVICE       OTHER
UNDERLYING FUND                                     FEE      (12B-1) FEES   EXPENSES
---------------------------------------------- ------------ -------------- ----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................    0.60%     0.25%            0.02%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................    0.47%     0.25%            0.03%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........    0.59%       --             0.04%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B..........    0.59%     0.25%            0.04%



                                                                 TOTAL       FEE WAIVER    NET TOTAL
                                                  ACQUIRED       ANNUAL        AND/OR        ANNUAL
                                                  FUND FEES    OPERATING      EXPENSE      OPERATING
UNDERLYING FUND                                 AND EXPENSES    EXPENSES   REIMBURSEMENT    EXPENSES
---------------------------------------------- -------------- ----------- --------------- -----------
 T. Rowe Price Large Cap Growth
  Portfolio -- Class B........................      --          0.87%     0.02%             0.85%
 T. Rowe Price Small Cap Growth
  Portfolio -- Class B........................      --          0.75%       --              0.75%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class A++........      --          0.63%     0.04%             0.59%
 Western Asset Management Strategic Bond
  Opportunities Portfolio -- Class B..........      --          0.88%     0.04%             0.84%

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.


The information shown in the table above was provided by the Underlying Funds and we have not independently verified that information. Net Total Annual Operating Expenses shown in the table reflect any current fee waiver or expense reimbursement arrangement that will remain in effect for a period of at least one year from the date of the Underlying Fund's 2016 prospectus. "0.00%" in the Fee Waiver and/or Expense Reimbursement column indicates that there is such an arrangement in effect for the Underlying Fund, but that the expenses of the Underlying Fund are below the level that would trigger the waiver or reimbursement. Fee waiver and expense reimbursement arrangements with a duration of less than one year, or arrangements that may be terminated without the consent of the Underlying Fund's board of directors or trustees, are not shown.



                              THE ANNUITY CONTRACT
--------------------------------------------------------------------------------
THE VARIABLE FUNDING OPTIONS


Each Underlying Fund has different investment objectives and risks. THE UNDERLYING FUND PROSPECTUSES CONTAIN MORE DETAILED INFORMATION ON EACH UNDERLYING FUND'S INVESTMENT STRATEGY, INVESTMENT ADVISERS AND ITS FEES. YOU MAY OBTAIN AN UNDERLYING FUND PROSPECTUS BY CALLING 804-842-9325 OR THROUGH YOUR REGISTERED REPRESENTATIVE. YOU SHOULD READ THE PROSPECTUSES FOR THE UNDERLYING FUNDS CAREFULLY. We do not guarantee the investment results of the Underlying Funds.

The current Underlying Funds are listed below, along with their investment adviser and any subadviser:


           UNDERLYING FUND                      INVESTMENT OBJECTIVE              INVESTMENT ADVISER/SUBADVISER
------------------------------------- --------------------------------------- -------------------------------------
FIDELITY(R) VARIABLE INSURANCE
 PRODUCTS -- SERVICE CLASS 2
Contrafund(R) Portfolio               Seeks long-term capital appreciation.   Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
Mid Cap Portfolio                     Seeks long-term growth of capital.      Fidelity Management & Research
                                                                              Company
                                                                              Subadviser: FMR Co., Inc.
LEGG MASON PARTNERS VARIABLE EQUITY
 TRUST -- CLASS I
ClearBridge Variable Aggressive       Seeks capital appreciation.             Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                             LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC
ClearBridge Variable Appreciation     Seeks long-term capital appreciation.   Legg Mason Partners Fund Advisor,
 Portfolio                                                                    LLC
                                                                              Subadviser: ClearBridge Investments,
                                                                              LLC

            UNDERLYING FUND                      INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
-------------------------------------- ---------------------------------------- --------------------------------------
ClearBridge Variable Large Cap         Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Growth Portfolio                                                               LLC
                                                                                Subadviser: ClearBridge Investments,
                                                                                LLC
ClearBridge Variable Large Cap Value   Seeks long-term growth of capital.       Legg Mason Partners Fund Advisor,
 Portfolio                             Current income is a secondary            LLC
                                       objective.                               Subadviser: ClearBridge Investments,
                                                                                LLC
MET INVESTORS SERIES TRUST
BlackRock High Yield Portfolio --      Seeks to maximize total return,          MetLife Advisers, LLC
 Class A                               consistent with income generation        Subadviser: BlackRock Financial
                                       and prudent investment management.       Management, Inc.
Clarion Global Real Estate             Seeks total return through investment    MetLife Advisers, LLC
 Portfolio -- Class A                  in real estate securities, emphasizing   Subadviser: CBRE Clarion Securities
                                       both capital appreciation and current    LLC
                                       income.
ClearBridge Aggressive Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: ClearBridge Investments,
                                                                                LLC
Harris Oakmark International           Seeks long-term capital appreciation.    MetLife Advisers, LLC
 Portfolio -- Class A                                                           Subadviser: Harris Associates L.P.
Invesco Comstock Portfolio --          Seeks capital growth and income.         MetLife Advisers, LLC
 Class B                                                                        Subadviser: Invesco Advisers, Inc.
Met/Aberdeen Emerging Markets          Seeks capital appreciation.              MetLife Advisers, LLC
 Equity Portfolio -- Class A++                                                  Subadviser: Aberdeen Asset Managers
                                                                                Limited
MFS(R) Research International          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: Massachusetts Financial
                                                                                Services Company
Morgan Stanley Mid Cap Growth          Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B++                                                         Subadviser: Morgan Stanley
                                                                                Investment Management Inc.
Oppenheimer Global Equity              Seeks capital appreciation.              MetLife Advisers, LLC
 Portfolio -- Class B                                                           Subadviser: OppenheimerFunds, Inc.
PIMCO Total Return Portfolio --        Seeks maximum total return,              MetLife Advisers, LLC
 Class B                               consistent with the preservation of      Subadviser: Pacific Investment
                                       capital and prudent investment           Management Company LLC
                                       management.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class B                  by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
T. Rowe Price Large Cap Value          Seeks long-term capital appreciation     MetLife Advisers, LLC
 Portfolio -- Class E++                by investing in common stocks            Subadviser: T. Rowe Price Associates,
                                       believed to be undervalued. Income       Inc.
                                       is a secondary objective.
METROPOLITAN SERIES FUND
BlackRock Bond Income Portfolio --     Seeks a competitive total return         MetLife Advisers, LLC
 Class A                               primarily from investing in              Subadviser: BlackRock Advisors, LLC
                                       fixed-income securities.

              UNDERLYING FUND                        INVESTMENT OBJECTIVE                INVESTMENT ADVISER/SUBADVISER
------------------------------------------ ---------------------------------------- --------------------------------------
BlackRock Capital Appreciation             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class A                                                               Subadviser: BlackRock Advisors, LLC
BlackRock Ultra-Short Term Bond            Seeks a high level of current income     MetLife Advisers, LLC
 Portfolio -- Class A                      consistent with preservation of          Subadviser: BlackRock Advisors, LLC
                                           capital.
Frontier Mid Cap Growth Portfolio --       Seeks maximum capital appreciation.      MetLife Advisers, LLC
 Class D                                                                            Subadviser: Frontier Capital
                                                                                    Management Company, LLC
Jennison Growth Portfolio -- Class B       Seeks long-term growth of capital.       MetLife Advisers, LLC
                                                                                    Subadviser: Jennison Associates LLC
Met/Wellington Core Equity                 Seeks to provide a growing stream of     MetLife Advisers, LLC
 Opportunities Portfolio -- Class A        income over time and, secondarily,       Subadviser: Wellington Management
                                           long-term capital appreciation and       Company LLP
                                           current income.
MetLife Stock Index Portfolio --           Seeks to track the performance of the    MetLife Advisers, LLC
 Class B                                   Standard & Poor's 500(R) Composite       Subadviser: MetLife Investment
                                           Stock Price Index.                       Advisors, LLC
MFS(R) Total Return Portfolio -- Class F   Seeks a favorable total return through   MetLife Advisers, LLC
                                           investment in a diversified portfolio.   Subadviser: Massachusetts Financial
                                                                                    Services Company
MFS(R) Value Portfolio -- Class D          Seeks capital appreciation.              MetLife Advisers, LLC
                                                                                    Subadviser: Massachusetts Financial
                                                                                    Services Company
Neuberger Berman Genesis                   Seeks high total return, consisting      MetLife Advisers, LLC
 Portfolio -- Class A                      principally of capital appreciation.     Subadviser: Neuberger Berman
                                                                                    Investment Advisers LLC
T. Rowe Price Large Cap Growth             Seeks long-term growth of capital.       MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
T. Rowe Price Small Cap Growth             Seeks long-term capital growth.          MetLife Advisers, LLC
 Portfolio -- Class B                                                               Subadviser: T. Rowe Price Associates,
                                                                                    Inc.
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class A++                                 capital.                                 Management Company
Western Asset Management Strategic         Seeks to maximize total return           MetLife Advisers, LLC
 Bond Opportunities Portfolio --           consistent with preservation of          Subadviser: Western Asset
 Class B                                   capital.                                 Management Company

++    Closed to new investments except under dollar cost averaging and rebalancing programs in existence at the time of closing.



                                    SUMMARY
--------------------------------------------------------------------------------
Add the following to the "WHAT IS THE DEATH BENEFIT UNDER THE CONTRACT?" subsection of the Summary section:

The death benefit applies before the payout phase, upon the first death of the Contract Owner, joint owner or Annuitant. Assuming you are the Annuitant, the death benefit is as follows: If you die before the Contract is in the payout phase, the person you have chosen as your beneficiary will receive a death benefit. THERE IS NO DEATH BENEFIT AFTER THE PAYOUT PHASE BEGINS, however, depending on the Annuity Option you elect, any remaining guarantee (i.e., cash refund amount or guaranteed Annuity Payments) will be paid to your beneficiary (see "Death Proceeds After the Maturity Date" for more information).

                              ACCESS TO YOUR MONEY
--------------------------------------------------------------------------------
You may submit a Written Request for a withdrawal any time prior to the Maturity Date that indicates that the withdrawal should be processed as of the Maturity Date. Solely for purpose of calculating and processing such a withdrawal request, the request will be deemed to have been received on, and the withdrawal amount will be priced according to the accumulation unit value calculated as of, the Maturity Date. Your request must be received at the Home Office on or before the Maturity Date.



                               OTHER INFORMATION
--------------------------------------------------------------------------------
THE INSURANCE COMPANY


MetLife Insurance Company USA ("MetLife USA") is a stock life insurance company originally chartered in Connecticut in 1863 and currently subject to the laws of the State of Delaware. MetLife USA was previously known as MetLife Insurance Company of Connecticut but changed its name to MetLife Insurance Company USA when it changed its state of domicile from Connecticut to Delaware on November 14, 2014. MetLife USA is licensed to conduct business in all states of the United States, except New York, and in the District of Columbia, Puerto Rico, Guam, the U.S. and British Virgin Islands and the Bahamas. The company is a wholly-owned subsidiary of MetLife, Inc., a publicly-traded company. MetLife, Inc., through its subsidiaries and affiliates, is a leading provider of insurance and financial services to individuals and institutional customers. The company's executive offices are located at 11225 North Community House Road, Charlotte, NC 28277.

On January 12, 2016, MetLife, Inc. announced its plan to pursue the separation of a substantial portion of its retail segment and is currently evaluating structural alternatives for such a separation. Any separation transaction that might occur will be subject to the satisfaction of various conditions and approvals, including approval of any transaction by the MetLife, Inc. Board of Directors, satisfaction of any applicable requirements of the SEC, and receipt of insurance and other regulatory approvals and other anticipated conditions. Because the form of a separation has not yet been set, MetLife, Inc. cannot currently provide a specific potential completion date or information about the potential impact on the financial strength of any company that issues variable insurance products. No assurance can be given regarding the form that a separation transaction may take or the specific terms thereof, or that a separation will in fact occur. However, any separation transaction will not affect the terms or conditions of your variable contract, and MetLife USA will remain fully responsible for its respective contractual obligations to variable contract owners.


FINANCIAL STATEMENTS

The financial statements for each of the Sub-Accounts of the Separate Account are attached. Upon request, financial statements for the Company will be sent to you without charge.

                      THIS PAGE INTENTIONALLY LEFT BLANK.

                                   APPENDIX A
--------------------------------------------------------------------------------
               ADDITIONAL INFORMATION REGARDING UNDERLYING FUNDS


Certain Underlying Funds were subject to a name change or merger. The chart below identifies the former name and new name of each of these Underlying Funds, and where applicable, the former name and the new name of the trust of which the Underlying Fund is a part.


UNDERLYING FUND NAME CHANGES
The following former Underlying Funds were renamed.


                FORMER NAME                                       NEW NAME
------------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST                  MET INVESTORS SERIES TRUST
 MFS(R) Emerging Markets Equity Portfolio   Met/Aberdeen Emerging Markets Equity Portfolio
METROPOLITAN SERIES FUND                    METROPOLITAN SERIES FUND
 BlackRock Money Market Portfolio           BlackRock Ultra-Short Term Bond Portfolio
 WMC Core Equity Opportunities Portfolio    Met/Wellington Core Equity Opportunities Portfolio

UNDERLYING FUND MERGER
The following former Underlying Funds were merged with and into the new Underlying Funds.


     FORMER UNDERLYING FUND/TRUST                   NEW UNDERLYING FUND/TRUST
-------------------------------------- ---------------------------------------------------
MET INVESTORS SERIES TRUST             MET INVESTORS SERIES TRUST
 Lord Abbet Bond Debenture Portfolio   Western Asset Management Strategic Bond
                                       Opportunities Portfolio
 Pioneer Fund Portfolio                Met/Wellington Core Equity Opportunities Portfolio


                                      A-1